CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share issuance costs	$ 7,778	$ 16,900	$ 16,900
Series F put option liability				$ 103,364
Series F Preferred Stock
Share issuance costs				118,855
Conversion of preferred stock price per share		$ 0.10	$ 0.10
Series D Preferred Stock
Share issuance costs				$ 183,343
Conversion of preferred stock price per share		0.10	0.10	$ 0.25
Redeemable Convertible Series B Preferred Stock
Conversion of preferred stock price per share		0.10	0.10	0.25
Conversion liability into common stock per share		$ 0.001	$ 0.001	0.15
Series C Preferred Stock
Conversion of preferred stock price per share				$ 0.25